Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Receivables [Abstract]
Accounts receivable	$ 9,336,405	$ 11,891,930
Allowance for expected credit losses	(806,600)	(650,396)
Accounts Receivable, net	$ 8,529,805	$ 11,241,534